Summary of Significant Accounting Policies - Net Income (loss) per common share (Details) - USD ($)	1 Months Ended	3 Months Ended													6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss - basic and diluted	$ 0	$ (30,799,160)	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)		$ 0	$ (28,890,395)	$ 0
Less: Income attributable to common stock subject to possible redemption		0				0									0	$ 0	0	(6,913)	0
Net loss available to common shares		$ 30,799,160				$ 0									$ 20,079,161	$ 0	$ 0	$ 28,897,308	$ 0
Denominator:
Weighted average number of shares - basic		16,954,225				6,037,500									18,394,339	6,037,500	6,037,500	9,654,569	6,037,500
Weighted average number of shares - diluted		16,954,225				6,037,500									18,394,339	6,037,500	6,037,500	9,654,569	6,037,500
Basic and diluted loss available to common shares	$ 0	$ (1.82)		$ (1.63)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1.09)	$ 0	$ 0	$ (2.99)	$ 0